TRADE PAYABLES AND OTHER - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Revenue recognized related to contract liabilities	€ 57	€ 55
Deferred revenue related to contract liabilities	€ 62